Shareholders' equity and share-based payments - Dividend (Details) - € / shares					12 Months Ended
	Feb. 07, 2023	Oct. 26, 2022	Jul. 27, 2022	Apr. 27, 2022	Dec. 31, 2022
Dividend
Dividend for the 2022 fiscal year, to be submitted at shareholders' meeting (in Euros per share)	€ 2.81
Final dividend proposed by Board of Directors (in Euros per share)	€ 0.74
Dividend recognised (in Euros per share)		€ 0.69	€ 0.69	€ 0.69
Special interim dividend (in Euros per share)		€ 1.00
Ordinary dividend plus special dividend (in Euros per share)					€ 3.81